Steven M. Felsenstein, Esq.
Direct Dial: (215) 988-7837

E-mail: felsensteins@gtlaw.com

September 3, 2009

VIA EDGAR TRANSMISSION

Division of Investment Management
U. S. Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:     Dreman Contrarian Funds

SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

On behalf of Dreman Contrarian Funds (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (“PEA No. 9”).

PEA No. 9 is being filed to offer Class A shares and Class C shares of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund, and the Dreman Market Over-Reaction Fund, and to offer Class A shares of the Dreman Contrarian Small Cap Value Fund. PEA No. 9 contains the additional disclosure required for an offering of multiple class series, including information about requisite sales charges and contingent deferred sales charges. In other respects, the disclosure included in the filing is derived from the disclosure materials that the staff has reviewed in the previous filings by the Trust.

Questions concerning PEA No. 9 may be directed to Steven M. Felsenstein, Esq. at (215) 988-7837, or in his absence, S. Deanna Larkin, Esq. at (617) 310-5254.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:     S. Deanna Larkin, Esq.